(212) 318-6054

vadimavdeychik@paulhastings.com

October 27, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield Investment Funds on behalf of the Center Coast Brookfield MLP Focus Fund (the “Fund”) File No: 333-[ ]

Ladies and Gentlemen:

Transmitted herewith is a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). This Registration Statement is being filed in connection with the proposed reorganization of Center Coast MLP Focus Fund, a series of Investment Managers Series Trust, into the Fund, a new series of Brookfield Investment Funds.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP